Shareholders' Equity - Summary of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share premium [Line Items]
Beginning balance	€ 7,160	€ 7,213	€ 7,487
Share dividend	(127)	(54)	(273)
Ending balance	7,033	7,160	7,213
Common shares [member]
Disclosure of share premium [Line Items]
Beginning balance	5,507	5,560
Ending balance	5,380	5,507	5,560
Common share B [member]
Disclosure of share premium [Line Items]
Beginning balance	1,653	1,653
Ending balance	€ 1,653	€ 1,653	€ 1,653